United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)
                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                               September 30, 2004
                                   (Unaudited)

                           PORTFOLIO SECURITIES 92.2%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

  Prin.Amt.
  or Shares                                                            Value
  ---------                                                            -----
             Banking and Finance 11.0%
   500,000     The Bank of New York Company, Inc................... $ 14,585,000
   365,000     Capital One Financial Corporation...................   26,973,500
   285,000     Fifth Third Bancorp.................................   14,027,700
                                                                    ------------
                                                                      55,586,200
                                                                    ------------

             Chemicals 3.3%
 1,372,400     PolyOne Corporation(a)...............................  10,320,448
   150,000     Rohm and Haas Company...............................    6,445,500
                                                                    ------------
                                                                      16,765,948
                                                                    ------------

             Communications 0.7%
 1,000,000     Cincinnati Bell Inc.(a).............................    3,490,000
                                                                    ------------

             Electronics 12.0%
   430,000     Analog Devices, Inc.................................   16,675,400
 1,210,000     Flextronics International Ltd.(a)...................   16,032,500
   980,000     Intel Corporation...................................   19,658,800
   200,000     Motorola, Inc.......................................    3,608,000
 1,000,000     Solectron Corporation(a)............................    4,950,000
                                                                    ------------
                                                                      60,924,700
                                                                    ------------

             Energy 13.1%
   160,000     EnCana Corporation..................................    7,408,000
   220,000     Kerr-McGee Corporation..............................   12,595,000
   267,000     McMoRan Exploration Co.(a)..........................    3,404,250
   300,000     Murphy Oil Corporation..............................   26,031,000
   400,000     Unocal Corporation..................................   17,200,000
                                                                    ------------
                                                                      66,638,250
                                                                    ------------

             Health Care 3.6%
   100,000     Abbott Laboratories.................................    4,236,000
   150,000     Merck & Co. Inc. ...................................    4,950,000
   450,000     Schering-Plough Corporation.........................    8,577,000
   150,000     Vical Inc.(a).......................................      720,150
                                                                    ------------
                                                                      18,483,150
                                                                    ------------

             Information Technology Services 14.9%
   400,000     Accenture Ltd.(a)...................................   10,820,000
   400,000     Ceridian Corporation(a).............................    7,364,000
 1,630,000     Convergys Corporation(a)............................   21,890,900
   570,000     SunGard Data Systems Inc. (a).......................   13,548,900
 1,137,000     TriZetto Group, Inc.(a).............................    6,628,710
 1,100,000     Unisys Corporation(a)...............................   11,352,000
   327,000     Wind River Systems, Inc.(a).........................    3,989,400
                                                                    ------------
                                                                      75,593,910
                                                                    ------------

  Prin. Amt.
  or Shares   Value
  ---------   -----
              Insurance 21.9%
    150,000     American International Group, Inc................. $ 10,198,500
    100,000     Arch Capital Group Ltd.(a)........................    3,894,000
     10,000     Erie Indemnity Co. Class A........................      510,200
    250,000     Primus Guaranty, Ltd.(a)..........................    3,375,000
     70,000     The Plymouth Rock Company, Inc.
                    Class A(b)(c)(d)..............................   93,030,000
                                                                    -----------
                                                                    111,007,700
                                                                    -----------

              Manufacturing 10.3%
    600,000     ArvinMeritor, Inc.................................   11,250,000
    515,000     Brady Corporation Class A.........................   25,116,550
    170,000     Dover Corporation.................................    6,607,900
    165,000     Roper Industries, Inc.............................    9,480,900
                                                                    -----------
                                                                     52,455,350
                                                                    -----------

              Retail Trade 0.5%
    100,000     CarMax Inc.(a)....................................    2,155,000
                Grumman Hill Investments, L.P.(a)(c)(d)...........      280,000
                                                                    -----------
                                                                      2,435,000
                                                                    -----------

              Transportation 0.8%
    533,757     Transport Corporation of America, Inc.
                    Class B(a)(b).................................    4,195,330
                                                                    -----------

                       Total Portfolio Securities
                           (cost $228,051,948)....................  467,575,538
                                                                    -----------

              SHORT-TERM INVESTMENTS 9.4%
              Commercial Paper 4.4%
$10,101,000     General Electric Capital  Corp. 1.4022%
                  due 10/13/04....................................  $10,096,286
 12,316,000     General Motors Acceptance Corp. 1.5528% - 1.7128%
                  due 10/20/04 - 11/3/04..........................   12,298,815
                                                                    -----------
                                                                     22,395,101
              U.S. Treasury Bills 5.0%
 25,442,000     U.S. Treasury Bills 0.8859% - 1.5777%
                  due 10/7/04 - 12/23/04..........................   25,389,745
                                                                    -----------

                       Total Short-Term Investments
                         (cost $47,784,846).......................   47,784,846
                                                                    -----------
                       Total Investments .........................  515,360,384
                       Cash, receivables and other assets
                           less liabilities (1.6%)................   (8,089,693)
                                                                    -----------
                       Net Assets (100%).......................... $507,270,691
                                                                    ===========

(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.
(d) Restricted security. See footnote 2.

               See accompanying notes to schedule of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of September 30, 2004, the tax cost of investments was $272,432,544. Net unrealized appreciation was $239,523,590 consisting of gross unrealized appreciation and gross unrealized depreciation of $259,854,092 and $20,330,502, respectively.

2. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. On September 30, 2004, such investments had an aggregate value of $93,310,000, which was equal to 18.4% of the Corporation's net assets. Investments in restricted securities at September 30, 2004, including the acquisition dates and cost, were:

Company               Shares         Security          Date Purchased     Cost
-------               ------         --------          --------------     ----
Grumman Hill
  Investments, L.P.             L.P. Interest              9/11/85       $18,190
The Plymouth Rock
  Company, Inc.       70,000    Class A Common Stock      12/15/82     1,500,000
                                                            6/9/84       699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date: October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date: October 20, 2004

By: /s/ Charles N. Edgerton
    --------------------------------
        Vice President and Treasurer

Date: October 25, 2004